Business Combinations- Schedule of Pro Forma Information (Details) - EUR (€)	Apr. 30, 2025	Apr. 30, 2024
Long-term liabilities:
Commitments and contingencies
Class B Ordinary Non-Voting Shares [Member]
Shareholders’ deficit:
Ordinary Voting Shares, value
Pro Forma [Member]
Schedule of Pro Forma Information [Line Items]
Cash	588,182	204,682
Trade accounts receivable, net	130,446
Receivables from related parties	17,065	1,100
Value added tax receivable	97,265	13,163
Other receivables – Sale of Investment	17,939
Other receivables	6,965	1,133
Prepayments and other current assets	11,190	3,094
Total current assets	869,052	223,172
Property and equipment, net	210,190
Equity method investments	64,162
Operating right-of-use assets	302,601
Total Non-current assets	576,953
Total assets	1,446,005	223,172
Trade accounts payable	(51,261)	(6,627)
Accrued expenses	(62,395)	(9,584)
Value added tax payable	(62,769)
Other payables	(5,033)
Payables to related parties	(206,382)	(2,037)
Loans to related parties, current	(40,250)
Operating lease liabilities, current	(106,081)
Total current liabilities	(534,171)	(18,248)
Long-term liabilities:
Loans to related parties, noncurrent	(1,096,679)	(406,932)
Operating lease liabilities, noncurrent	(188,350)
Post-employment retirement benefits liability	(34,127)
Total non-current liabilities	(1,319,156)	(406,932)
Total liabilities	(1,853,327)	(425,180)
Mezzanine equity:Participating Convertible Preference Virtual Shares: nil and 470 shares as of April 30, 2024, and 2025, respectively	(1,762,357)
Shareholders’ deficit:
Additional paid-in capital
Accumulated deficit	2,193,439	203,818
Accumulated other comprehensive income	(3,760)	190
Total shareholders’ deficit	2,169,679	202,008
Total liabilities, mezzanine equity and shareholders’ deficit	(1,446,005)	(223,172)
Pro Forma [Member] | Class A Ordinary Voting Shares [Member]
Shareholders’ deficit:
Ordinary Voting Shares, value	(2,000)	(2,000)
Pro Forma [Member] | Class B Ordinary Non-Voting Shares [Member]
Shareholders’ deficit:
Ordinary Voting Shares, value	(18,000)
Pro Forma [Member] | Class C Redeemable Preference Shares [Member]
Shareholders’ deficit:
Class C Redeemable Preference Shares, par value €1 per share: nil and 10,000 shares authorized as of April 30, 2024 and 2025, respectively; nil shares issued and outstanding as of April 30, 2024 and 2025